Shareholder Fees - RS Shares Prospectus	Jan. 26, 2026 USD ($)
GuidePath(R) Growth Allocation Fund | GuidePath(R) Growth Allocation Fund RS Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
GuidePath(R) Conservative Allocation Fund | GuidePath(R) Conservative Allocation Fund RS Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
GuidePath(R) Tactical Allocation Fund | GuidePath(R) Tactical Allocation Fund RS Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
GuidePath(R) Absolute Return Allocation Fund | GuidePath(R) Absolute Return Allocation Fund RS Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
GuidePath(R) Multi-Asset Income Allocation Fund | GuidePath(R) Multi-Asset Income Allocation Fund RS Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
GuidePath(R) Flexible Income Allocation Fund | GuidePath(R) Flexible Income Allocation Fund RS Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
GuidePath(R) Managed Futures Strategy Fund | GuidePath(R) Managed Futures Strategy Fund RS Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0